Summary of Significant Accounting Policies (Property, Fixtures and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Capitalized software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Capitalized software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years